Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income (expense)
Finance income	€ 7,196	€ 7,715	€ 7,417
Finance expense	(8,170)	(8,980)	(8,113)
Net finance income (expense) from financial assets at fair value through profit or loss	235	388	284
Income (expense) from derivative financial instruments	(80)	278	(61)
Finance income (expense)	€ (819)	€ (599)	€ (473)